UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number       811-22417

Destra Investment Trust
(Exact name of registrant as specified in charter)

444 West Lake Street, Suite 1700
Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Derek Mullins
444 West Lake Street, Suite 1700
Chicago, IL 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-312-843-6161

Date of fiscal year end: September 30

Date of reporting period: December 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Destra Flaherty & Crumrine Preferred and Income Fund

Schedule of Investments

As of December 31, 2018 (Unaudited)

Shares or Principal Amount			Value
	Common Stocks – 0.1%
	Energy – 0.1%
15,574	Kinder Morgan, Inc.		$239,528
	Total Common Stocks (Cost $420,641)		239,528
	Preferred Securities – 98.1%
	Banks – 57.3%
4,918,000	Australia & New Zealand Banking Group, Ltd., 6.750% to 06/15/26 then USD 5 Year Swap + 5.168% (1) (2) (3)	Baa2	4,838,082
2,600,000	Banco Bilbao Vizcaya Argentaria SA, 6.125% to 11/16/27 then USD 5 Year Swap + 3.870% (1) (3)	Ba2	2,184,000
640,000	Banco Mercantil del Norte SA, 7.625% to 01/10/28 then US 10 Year Tsy + 5.353% (1) (2) (3)	Ba2	622,400
	Bank of America Corp.,
350,000	5.875% to 03/15/28 then 3-Month USD Libor + 2.931%, Series FF(1) (3)	Ba1	318,938
500,000	6.100% to 03/17/25 then 3-Month USD Libor + 3.898%, Series AA(1) (3)	Ba1	493,125
2,000,000	6.250% to 09/05/24 then 3-Month USD Libor + 3.705%, Series X(1) (3)	Ba1	1,978,500
250,000	6.300% to 03/10/26 then 3-Month USD Libor + 4.553%, Series DD(1) (3)	Ba1	254,538
4,525,000	6.500% to 10/23/24 then 3-Month USD Libor + 4.174%, Series Z(1) (3)	Ba1	4,587,219
8,247,000	Barclays PLC, 7.875% to 03/15/22 then USD 5 Year Swap + 6.772% (1) (3)	Ba3	8,277,926
	BNP Paribas SA,
3,000,000	7.375% to 08/19/25 then USD 5 Year Swap + 5.150% (1) (2) (3)	Ba1	2,996,250
1,000,000	7.625% to 03/30/21 then USD 5 Year Swap + 6.314% (1) (2) (3)	Ba1	1,021,250
	Citigroup, Inc.,
4,560,000	5.950% to 05/15/25 then 3-Month USD Libor + 3.905%, Series P(1) (3)	Ba2	4,132,500
1,700,000	6.250% to 08/15/26 then 3-Month USD Libor + 4.517%, Series T(1) (3)	Ba2	1,630,215
108,199	6.875% to 11/15/23 then 3-Month USD Libor + 4.130%, Series K(1) (3)	Ba2	2,836,978
19,400	7.125% to 09/30/23 then 3-Month USD Libor + 4.040%, Series J(1) (3)	Ba2	508,086
1,750,000	Citizens Financial Group, Inc., 5.500% to 04/06/20 then 3-Month USD Libor + 3.960%, Series A(1) (3)	BB+(4)	1,732,500
	CoBank ACB,
11,790	6.200% to 01/01/25 then 3-Month USD Libor + 3.744%, Series H(1) (2) (3)	BBB+(4)	1,184,895
8,400	6.250% to 10/01/22 then 3-Month USD Libor + 4.557%, Series F(1) (2) (3)	BBB+(4)	848,904

Destra Flaherty & Crumrine Preferred and Income Fund

Schedules of Investments – Continued

As of December 31, 2018 (Unaudited)

500,000	6.250% to 10/01/26 then 3-Month USD Libor + 4.660%, Series I(1) (2) (3)	BBB+(4)	$502,500
500,000	Credit Agricole SA, 8.125% to 12/23/25 then USD 5 Year Swap + 6.185% (1) (2) (3)	Ba1	515,625
24,516	Fifth Third Bancorp, 6.625% to 12/31/23 then 3-Month USD Libor + 3.710%, Series I(1) (3)	Baa3	634,229
8,000	First Horizon National Corp., 6.200%, Series A(3)	Ba2	195,520
103,105	Goldman Sachs Group, Inc., 6.375% to 05/10/24 then 3-Month USD Libor + 3.550%, Series K(1) (3)	Ba1	2,618,867
	HSBC Holdings PLC,
325,000	6.000% to 05/22/27 then USD 5 Year Swap + 3.746% (1) (3)	Baa3	293,469
400,000	6.500% to 03/23/28 then USD 5 Year Swap + 3.606% (1) (3)	Baa3	364,000
5,918,000	6.875% to 06/01/21 then USD 5 Year Swap + 5.514% (1) (3)	Baa3	6,097,019
104,066	Huntington Bancshares, Inc., 6.250%, Series D(3)	Baa3	2,582,918
	JPMorgan Chase & Co.,
5,204,000	5.990%, 3-Month USD Libor + 3.470%, Series I(1) (3) (5)	Baa2	5,138,950
1,400,000	6.750% to 02/01/24 then 3-Month USD Libor + 3.780%, Series S(1) (3)	Baa2	1,448,300
	KeyCorp,
4,350,000	5.000% to 09/15/26 then 3-Month USD Libor + 3.606%, Series D(1) (3)	Baa3	3,985,687
30,800	6.125% to 12/15/26 then 3-Month USD Libor + 3.892%, Series E(1) (3)	Baa3	795,256
2,500,000	Lloyds Bank PLC, 12.000% to 12/16/24 then 3-Month USD Libor + 11.756% (1) (2) (3)	Baa3	2,936,237
700,000	M&T Bank Corp., 6.450% to 02/15/24 then 3-Month USD Libor + 3.610%, Series E(1) (3)	Baa2	719,250
1,530,000	Macquarie Bank, Ltd., 6.125% to 03/08/27 then USD 5 Year Swap + 3.703% (1) (2) (3)	Ba1	1,310,062
25,250	MB Financial, Inc., 6.000%, Series C(3)	Ba3	585,042
	Morgan Stanley,
174,717	5.850% to 04/15/27 then 3-Month USD Libor + 3.491%, Series K(1) (3)	Ba1	4,242,129
24,190	6.375% to 10/15/24 then 3-Month USD Libor + 3.708%, Series I(1) (3)	Ba1	610,314
164,500	6.875% to 01/15/24 then 3-Month USD Libor + 3.940%, Series F(1) (3)	Ba1	4,260,550
164,800	New York Community Bancorp, Inc., 6.375% to 03/17/27 then 3-Month USD Libor + 3.821%, Series A(1) (3)	Ba1	3,760,736
25,000	People’s United Financial, Inc., 5.625% to 12/15/26 then 3-Month USD Libor + 4.020%, Series A(1) (3)	Ba1	555,250
74,300	Regions Financial Corp., 6.375% to 09/15/24 then 3-Month USD Libor + 3.536%, Series B(1) (3)	Ba1	1,841,897
	Societe Generale SA,
250,000	6.750% to 04/06/28 then USD 5 Year Swap + 3.929% (1) (2) (3)	Ba2	212,875
3,500,000	7.375% to 09/13/21 then USD 5 Year Swap + 6.238% (1) (2) (3)	Ba2	3,416,875

Destra Flaherty & Crumrine Preferred and Income Fund

Schedules of Investments – Continued

As of December 31, 2018 (Unaudited)

750,000	8.000% to 09/29/25 then USD 5 Year Swap + 5.873% (1) (2) (3)	Ba2	$754,687
1,250	Sovereign Real Estate Investment Trust, 12.000%, Series A(2) (3)	Ba1	1,396,875
	Standard Chartered PLC,
4,200,000	7.500% to 04/02/22 then USD 5 Year Swap + 6.301% (1) (2) (3)	Ba1	4,221,000
250,000	7.750% to 04/02/23 then USD 5 Year Swap + 5.723% (1) (2) (3)	Ba1	246,875
20,402	Sterling Bancorp, 6.500%, Series A(3)	NR(6)	508,010
2,569,000	SunTrust Banks, Inc., 5.050% to 06/15/22 then 3-Month USD Libor + 3.102%, Series G(1) (3)	Baa3	2,260,720
72,679	Texas Capital Bancshares, Inc., 6.500%, Series A(3)	Ba2	1,793,718
30,345	Valley National Bancorp, 6.250% to 06/30/25 then 3-Month USD Libor + 3.850%, Series A(1) (3)	BB(4)	728,280
	Wells Fargo & Co.,
18,734	5.625%, Series Y(3)	Baa2	440,249
12,700	5.850% to 09/15/23 then 3-Month USD Libor + 3.090%, Series Q(1) (3)	Baa2	312,039
1,557,000	5.875% to 06/15/25 then 3-Month USD Libor + 3.990%, Series U(1) (3)	Baa2	1,540,963
20,000	6.625% to 03/15/24 then 3-Month USD Libor + 3.690%, Series R(1) (3)	Baa2	525,600
267	7.500%, Series L(3) (7)	Baa2	336,946
	Zions Bancorp NA,
43,000	5.800% to 06/15/23 then 3-Month USD Libor + 3.800%, Series I(1) (3)	BB+(4)	41,603
2,000	6.300% to 03/15/23 then 3-Month USD Libor + 4.240%, Series G(1) (3)	BB+(4)	50,400
			105,227,828
	Energy – 5.7%
	DCP Midstream LP,
1,300,000	7.375% to 12/15/22 then 3-Month USD Libor + 5.148%, Series A(1) (3)	B1	1,159,437
3,900	7.875% to 06/15/23 then 3-Month USD Libor + 4.919%, Series B(1) (3)	B1	84,552
4,955,000	Enbridge Energy Partners LP, 6.194%, 3-Month USD Libor + 3.798%, 10/01/37 (1) (5)	Ba1	4,880,675
1,000,000	Enbridge, Inc., 6.000% to 01/15/27 then 3-Month USD Libor + 3.890%, 01/15/77, Series 16-A(1)	Ba2	902,980
	Energy Transfer Operating LP,
85,480	7.375% to 05/15/23 then 3-Month USD Libor + 4.530%, Series C(1) (3)	Ba2	1,881,415
1,600	7.625% to 08/15/23 then 3-Month USD Libor + 4.738%, Series D(1) (3)	Ba2	36,672
	Transcanada Trust,
1,250,000	5.300% to 03/15/27 then 3-Month USD Libor + 3.208%, 03/15/77, Series 17-A(1)	Baa2	1,081,250
500,000	5.875% to 08/15/26 then 3-Month USD Libor + 4.640%, 08/15/76, Series 16-A(1)	Baa2	471,550
			10,498,531

Destra Flaherty & Crumrine Preferred and Income Fund

Schedules of Investments – Continued

As of December 31, 2018 (Unaudited)

	Financial Services – 2.2%
450,000	AerCap Global Aviation Trust, 6.500% to 06/15/25 then 3-Month USD Libor + 4.300%, 06/15/45 (1) (2)	Ba1	$434,250
500,000	Credit Suisse Group AG, 7.250% to 09/12/25 then USD 5 Year Swap + 4.332% (1) (2) (3)	Ba2	472,925
590,000	E*TRADE Financial Corp., 5.300% to 03/15/23 then 3-Month USD Libor + 3.160%, Series B(1) (3)	Ba2	489,759
	General Motors Financial Co., Inc.,
560,000	5.750% to 09/30/27 then 3-Month USD Libor + 3.598%, Series A(1) (3)	Ba2	448,000
600,000	6.500% to 09/30/28 then 3-Month USD Libor + 3.436%, Series B(1) (3)	Ba2	508,500
25,213	Legg Mason, Inc., 6.375%, 03/15/56	Baa2	606,625
40,000	Stifel Financial Corp., 6.250%, Series A(3)	BB-(4)	972,400
			3,932,459
	Insurance – 23.4%
1,151,000	ACE Capital Trust II, 9.700%, 04/01/30	Baa1	1,533,708
	Arch Capital Group, Ltd.
13,000	5.250%, Series E(3)	Baa3	258,310
22,247	5.450%, Series F(3)	Baa3	452,282
	Aspen Insurance Holdings, Ltd.,
25,000	5.625% (3)	Baa3	502,000
19,543	5.950% to 07/01/23 then 3-Month USD Libor + 4.060% (1) (3)	Baa3	442,258
183,598	Axis Capital Holdings, Ltd., 5.500%, Series E(3)	Baa3	3,844,542
8,000,000	Catlin Insurance Co., Ltd., 5.425%, 3-Month USD Libor + 2.975% (1) (2) (3) (5)	A-(4)	7,508,000
98,860	Delphi Financial Group, Inc., 5.806%, 3-Month USD Libor + 3.190%, 05/15/37 (1) (5)	BBB-(4)	2,199,635
45,400	Enstar Group, Ltd., 7.000% to 09/01/28 then 3-Month USD Libor + 4.015%, Series D(1) (3)	BB+(4)	1,062,360
196,000	Everest Reinsurance Holdings, Inc., 5.001%, 3-Month USD Libor + 2.385%, 05/15/37 (1) (5)	Baa2	172,970
7,103,000	Liberty Mutual Group, Inc., 7.800% to 03/15/37 then 3-Month USD Libor + 3.576%, 03/15/37 (1) (2)	Baa3	7,760,027
1,937,000	MetLife, Inc., 10.750% to 08/01/39 then 3-Month USD Libor + 7.548%, 08/01/39 (1)	Baa2	2,832,863
	PartnerRe, Ltd.,
141,538	5.875%, Series I(3)	Baa2	3,221,405
49,212	7.250%, Series H(3)	Baa2	1,239,650
250,000	Provident Financing Trust I, 7.405%, 03/15/38	Baa3	257,500
2,900,000	QBE Insurance Group, Ltd., 7.500% to 11/24/23 then USD 10 Year Swap + 6.030%, 11/24/43 (1) (2)	Baa1	3,106,625
111,000	Reinsurance Group of America, Inc., 5.750% to 06/15/26 then 3-Month USD Libor + 4.040%, 06/15/56 (1)	Baa2	2,614,050
43,491	Torchmark Corp., 6.125%, 06/15/56	Baa2	1,092,494
	W.R. Berkley Corp.,
63,677	5.750%, 06/01/56	Baa2	1,427,638
65,000	5.900%, 03/01/56	Baa2	1,472,250
			43,000,567

Destra Flaherty & Crumrine Preferred and Income Fund

Schedules of Investments – Continued

As of December 31, 2018 (Unaudited)

	Miscellaneous – 2.4%
450,000	BHP Billiton Finance USA, Ltd., 6.750% to 10/20/25 then USD 5 Year Swap + 5.093%, 10/19/75 (1) (2)	Baa1	$467,305
	Land O’ Lakes, Inc.,
700,000	7.250%, Series B(2) (3)	BB(4)	680,750
3,115,000	8.000%, Series A(2) (3)	BB(4)	3,301,900
			4,449,955
	Utilities – 7.1%
646,000	CenterPoint Energy, Inc., 6.125% to 09/01/23 then 3-Month USD Libor + 3.270%, Series A(1) (3)	Baa3	630,657
3,576,000	ComEd Financing III, 6.350%, 03/15/33	Baa2	3,710,243
1,810,000	Emera, Inc., 6.750% to 06/15/26 then 3-Month USD Libor + 5.440%, 06/15/76, Series 16-A(1)	Ba2	1,822,525
79,020	Integrys Holding, Inc., 6.000% to 08/01/23 then 3-Month USD Libor + 3.220%, 08/01/73 (1)	Baa2	1,878,700
285,000	NiSource, Inc., 5.650% to 06/15/23 then USD 5 Year Tsy + 2.843%, Series A(1) (2) (3)	Ba1	265,406
62,604	SCE Trust V, 5.450% to 03/15/26 then 3-Month USD Libor + 3.790%, Series K(1) (3)	Baa2	1,307,172
192,087	SCE Trust VI, 5.000%, Series L(3)	Baa2	3,494,063
			13,108,766
	TOTAL PREFERRED SECURITIES (Cost $189,357,618)		180,218,106
	Corporate Debt Securities – 1.9%
	Banks – 1.2%
100,000	CIT Group, Inc., 6.125%, 03/09/28, Sub Notes	Ba1	99,750
84,800	Texas Capital Bancshares, Inc., 6.500%, 09/21/42, Sub Notes	Baa3	2,116,184
			2,215,934
	Communications – 0.5%
	Qwest Corp.,
12,347	6.500%, 09/01/56	Ba2	231,383
36,585	6.750%, 06/15/57	Ba2	694,383
			925,766
	Financial Services – 0.2%
11,000	B. Riley Financial, Inc., 7.500%, 05/31/27	NR(6)	264,000
	TOTAL CORPORATE DEBT SECURITIES (Cost $3,699,332)		3,405,700
	TOTAL INVESTMENTS – 100.1% (Cost $193,477,591)		183,863,334
	Liabilities in Excess of Other Assets – (0.1)%		(178,149)
	Total Net Assets – 100.0%		$183,685,185

(1) Variable rate security.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers.

(3) Security is perpetual in nature with no stated maturity date.

(4) Standard & Poor’s Rating.

(5) The interest rate shown reflects the rate in effect as of December 31, 2018.

(6) Security is unrated by Moody’s, S&P and Fitch.

(7) Convertible Preferred Security.

Libor – London Interbank Offered Rate

LP – Limited Partnership

PLC – Public Limited Company

SA – Corporation

Tsy – United States Government Treasury Yield

 See accompanying Notes to Schedule of Investments.

		% of
Summary by Country	Value	Net Assets
Australia	$9,722,075	5.3%
Bermuda	18,530,807	10.1
Canada	4,278,305	2.3
France	8,917,563	4.9
Mexico	622,400	0.3
Spain	2,184,000	1.2
Switzerland	472,925	0.3
United Kingdom	22,436,527	12.2
United States	116,698,732	63.5
Total Investments	183,863,334	100.1
Liabilities in Excess of Other Assets	(178,149)	(0.1)
Net Assets	$183,685,185	100.0%

FAIR VALUE MEASUREMENT

In accordance with Financial Accounting Standards Board’s Accounting Standards Codification, Section 820-10, Fair Value Measurements and Disclosures (“ASC 820-10”), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820-10 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets that the Fund has the ability to access. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g., yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g., discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management. For Level 3 securities, the Fund estimates fair value based upon a variety of observable and non-observable inputs using procedures established in good faith by management. The Fund’s valuation policies procedures are approved by the Board of Trustees.

The following tables represent the Funds’ investments carried on the Portfolio of Investments by caption and by Level within the fair value hierarchy as of December 31, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks	$239,528	$—	$—	$239,528
Preferred Securities
Banks	32,756,813	72,471,015	—	105,227,828
Energy	2,002,639	8,495,892	—	10,498,531
Financial Services	1,579,025	2,353,434	—	3,932,459
Insurance	17,629,239	25,371,328	—	43,000,567
Miscellaneous	—	4,449,955	—	4,449,955
Utilities	4,801,235	8,307,531	—	13,108,766
Corporate Debt Securities
Banks	2,116,184	99,750	—	2,215,934
Communications	925,766	—	—	925,766
Financial Services	264,000	—	—	264,000
Total Investments in Securities	$62,314,429	$121,548,905	$—	$183,863,334

Destra Wolverine Dynamic Asset Fund

Schedule of Investments (Consolidated)

As of December 31, 2018 (Unaudited)

Shares		Value
	Investment Companies – 43.4%
	Commodity Funds† – 0.2%
7,472	Invesco DB Commodity Index Tracking Fund	$108,269
1,861	iShares S&P GSCI Commodity Indexed Trust(1)	26,091
		134,360
	Equity Funds – 23.6%
13,056	iShares Core MSCI Emerging Markets ETF	615,590
698	iShares MSCI Emerging Markets ETF	27,264
347	iShares MSCI Japan ETF	17,590
2,724	iShares Russell 1000 Growth ETF	356,599
8,968	iShares Russell 1000 Value ETF	995,896
251	iShares Russell 2000 Value ETF	26,993
136	iShares S&P 500 Growth ETF	20,491
1,090	iShares S&P 500 Value ETF	110,243
13,150	iShares U.S. Real Estate ETF	985,461
3,373	SPDR Portfolio Emerging Markets ETF	109,150
16,121	Vanguard FTSE Emerging Markets ETF	614,210
307	Vanguard Growth ETF	41,239
118,482	Vanguard Real Estate ETF	8,835,203
11,338	Vanguard Value ETF	1,110,557
		13,866,486
	Fixed Income Funds – 19.6%
48,687	iShares Core U.S. Aggregate Bond ETF	5,184,678
41,308	SPDR Portfolio Aggregate Bond ETF	1,150,428
65,361	Vanguard Total Bond Market ETF	5,177,245
		11,512,351
	TOTAL INVESTMENT COMPANIES (Cost $26,067,032)	25,513,197
	Short-Term Investments – 51.6%
	Money Market Funds – 51.6%
30,415,199	Fidelity Investments Money Market Treasury Portfolio - Class I, 2.24%(2)	30,415,199
	TOTAL SHORT-TERM INVESTMENTS (Cost $30,415,199)	30,415,199

	TOTAL INVESTMENTS – 95.0% (Cost $56,482,231)	55,928,396
	Other Assets in Excess of Liabilities – 5.0%	2,970,387
	Total Net Assets – 100.0%	$58,898,783

† The Consolidated Portfolio of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

(1) Non-income producing security.

(2) The rate is the annualized seven-day yield as of December 31, 2018.

ETF – Exchange Traded Fund

SPDR – Standard & Poor's Depository Receipts

See accompanying Notes to Schedule of Investments.

Summary by Country	Value	% of Net Assets
United States	$55,928,396	95.0%
Total Investments	55,928,396	95.0
Other Assets in Excess of Liabilities	2,970,387	5.0
Net Assets	$58,898,783	100.0%

Futures contracts outstanding as of December 31, 2018:

Open Futures Contracts	Broker	Expiration Date	Number of Contracts	Notional Value at Trade Date	Notional Value at December 31, 2018	Unrealized Appreciation (Depreciation)
Long Futures Contracts
Australian Dollar	Goldman Sachs & Co	Mar-19	156	$11,193,625	$11,001,120	$(192,505)
Gold	Goldman Sachs & Co	Feb-19	80	10,077,023	10,250,400	173,377
Total net unrealized appreciation						$(19,128)

Cash posted as collateral to broker for futures contracts was $2,229,080

FAIR VALUE MEASUREMENT

In accordance with Financial Accounting Standards Board’s Accounting Standards Codification, Section 820-10, Fair Value Measurements and Disclosures (“ASC 820-10”), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820-10 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets that the Fund has the ability to access. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g., yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g., discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management. For Level 3 securities, the Fund estimates fair value based upon a variety of observable and nonobservable inputs using procedures established in good faith by management. The Fund’s valuation policies and procedures are approved by the Board of Trustees.

The following tables represent the Funds’ investments carried on the Portfolio of Investments by caption and by Level within the fair value hierarchy as of December 31, 2018:

	Level 1	Level 2	Level 3	Total
Investment Companies (1)	$25,513,197	$—	$—	$25,513,197
Money Market Mutual Fund	30,415,199	—	—	30,415,199
Total Investments	$55,928,396	$—	$—	$55,928,396

(1) All sub-categories represent Level 1 evaluation status.

The following is a summary of other financial instruments that are derivative instruments not reflected in the Schedules of Investments. The amounts are the net unrealized appreciation/(depreciation) on the investment as of December 31, 2018:

	Level 1	Level 2	Level 3	Total
Derivatives
Futures Contracts	$(19,128)	$—	$—	$(19,128)
Total Derivatives	$(19,128)	$—	$—	$(19,128)

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Destra Investment Trust

By (Signature and Title)*	/s/ Robert Watson
Robert Watson, President
(principal executive officer)

Date	February 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert Watson
Robert Watson, President
(principal executive officer)

Date	February 25, 2019

By (Signature and Title)*	/s/ Derek Mullins
Derek Mullins, Chief Financial Officer
(principal financial officer)

Date	February 25, 2019

* Print the name and title of each signing officer under his or her signature.